Parent Company Financial Information	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Parent Company Financial Information
18. Parent Company Financial Information
Mirion Technologies (TopCo), Ltd. has no material assets or standalone operations other than its ownership in its consolidated subsidiaries. There are restrictions under credit agreements governing the 2019 Credit Facility, described in Note 8, on the Company’s ability to obtain funds from any of its subsidiaries through dividends. Accordingly, the following condensed financial information is presented on a “Parent-only” basis in which Mirion Technologies (TopCo), Ltd.’s investments in its consolidated subsidiaries are presented under the equity method of accounting.
MIRION TECHNOLOGIES (TOPCO), LTD.
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEET
(in millions)

	Years Ended June 30,
	2021	2020
Assets:
Other assets	$0.3	$0.1

Total Assets	$0.3	$0.1

Liabilities and Stockholders’ Equity:
Investment in subsidiary	$839.8	$716.5
Deferred income taxes and other liabilities	0.1	0.1

Total Liabilities	$839.9	$716.6
Total Stockholders’ Equity	(839.6)	(716.5)

Total Liabilities and Stockholders’ Equity	$0.3	$0.1

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS INCOME
(in millions)

	Years Ended June 30,
	2021	2020	2019
Equity in net loss of subsidiaries	$(158.3)	$(119.1)	$(122.0)

Net loss	(158.3)	(119.1)	(122.0)
Foreign currency translation, net of tax	34.2	(9.3)	(15.1)
Unrecognized actuarial gain (loss) and prior service benefit, net of tax	0.9	—	(1.5)

Other comprehensive loss (income), net of tax	35.1	(9.3)	(16.6)

Comprehensive loss	$(123.2)	$(128.4)	$(138.6)

Loss per share—basic and diluted	$(24.18)	$(18.45)	$(19.36)

Weighted average number of shares outstanding—basic and diluted	6.549	6.453	6.300

A statement of cash flows has not been presented as Mirion Technologies (TopCo). Ltd. parent company did not have any cash as of, or at any point in time during the years ended June 30, 2021, 2020 or 2019.
Note to Condensed Financial Statements of Registrant (Parent Company Only)
Basis of Presentation
These condensed parent company-only financial statements have been prepared in accordance with Rule
12-04,
Schedule I of Regulation
S-X,
as the restricted net assets of the subsidiaries of Mirion TopCo. (as defined in Rule
4-08(e)(3)
of Regulation
S-X)
exceed the specified threshold amount of the consolidated net assets of the Company. Because we have a consolidated accumulated deficit, the 25% threshold described in Rule
4-08
does not apply and any restrictions of net assets at our subsidiaries trigger the requirement to present parent company-only financial information. The ability of Mirion Topco’s operating subsidiaries to pay dividends may be restricted due to the terms of the subsidiaries’ outstanding term loan and revolving credit facility borrowings as described in Note 9 to the audited consolidated financial statements.
These condensed parent company-only financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. These condensed parent company-only financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included elsewhere in this prospectus.